Cover	Sep. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment to the Current Report on Form 8-K filed by GHST World Inc. on October 4, 2023 (the “Form 8-K”) amends the disclosure under Item 4.02 of the Form 8-K to refer to additional financial statements included in certain of the Company’s Quarterly Reports on Form 10-Q (each, a “Form 10-Q”) that should no longer be relied upon due to material adjustments resulting from a re-audit of the Company’s financial statements for the fiscal year ended June 30, 2022, as described in the Form 8-K as amended.
Document Period End Date	Sep. 28, 2023
Entity File Number	000-31705
Entity Registrant Name	GHST World Inc.
Entity Central Index Key	0001121795
Entity Tax Identification Number	91-2007477
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	667 Madison Avenue 5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	212
Local Phone Number	634-6860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false